UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05502

Comstock Funds, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

John C. Ball
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

The Report to Shareholders is attached herewith.

Comstock Capital Value Fund

Class AAA - COMVX

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Comstock Capital Value Fund (the Fund) for the period of January 1, 2025 to June 30, 2025. The Fund follows a value oriented strategy and seeks to achieve its investment objective by investing in equity and debt securities, money market instruments, and derivatives. The Fund may invest in, and may shift frequently among, a wide range of asset classes and market sectors. The equity securities in which the Fund invests include common and preferred stock (including convertible preferred stock), warrants, and depository receipts. There is no restriction on the market capitalization of the Fund’s equity securities. The debt securities in which the Fund may invest include: U.S. corporate debt, U.S. government and agency debt, and foreign sovereign and other debt securities (including debt securities from emerging market issuers). You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Comstock Capital Value Fund - Class AAA	$0	-%

How did the Fund perform?

For the six months ended June 30, 2025, the Comstock Capital Value Fund outperformed its broad-based benchmark, the S&P 500 Index, and its comparative benchmarks, the Bloomberg US Government / Credit Bond Index and the MSCI USA Value Index. Merger & Acquisition activity totaled $2.0 trillion globally in the first half of 2025, a 33% increase year over year. M&A headwinds from recent years have become tailwinds given this administration's views on consolidation and antitrust regulation. Deal volumes are expected to continue to accelerate based on clarity of tariffs and anticipated rate cuts.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	Comstock Capital Value Fund - Class AAA	S&P 500 Index	Bloomberg US Government / Credit Bond Index	MSCI USA Value Index
6/15	10,000	10,000	10,000	10,000
6/16	9,504	10,399	10,670	10,537
6/17	7,206	12,260	10,626	12,223
6/18	6,214	14,022	10,559	13,070
6/19	5,640	15,483	11,459	14,263
6/20	4,948	16,646	12,607	13,088
6/21	4,805	23,436	12,558	18,324
6/22	4,727	20,947	11,195	17,557
6/23	5,001	25,051	11,117	19,179
6/24	5,245	31,203	11,422	22,056
6/25	5,858	35,934	12,094	24,969

Average Annual Total Returns

	6 months	1 Year	5 Year	10 Year
Comstock Capital Value Fund - Class AAA	6.40%	11.69%	3.43%	(5.21)%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
Bloomberg US Government / Credit Bond Index	3.95%	5.89%	(0.83)%	1.92%
MSCI USA Value Index	6.45%	13.21%	13.79%	9.58%

Fund Statistics

  Total Net Assets$8,564,790
  Number of Portfolio Holdings103
  Portfolio Turnover Rate107%
  Management Fees$(87,868)

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Blueprint Medicines Corp.	5.2%
Kellanova	5.1%
Frontier Communications Parent Inc.	4.0%
Juniper Networks Inc.	3.5%
Amedisys Inc.	3.4%
Skechers USA Inc.	2.9%
SpringWorks Therapeutics Inc.	2.7%
Triumph Group Inc.	2.7%
ALLETE Inc.	2.6%
Paramount Global	2.5%

Portfolio Weighting (% of net assets)

Common Stocks	79.8%
U.S. Government Obligations	19.0%
Closed-End Funds	0.5%
Rights	0.5%
Other Assets and Liabilities (Net)	0.2%

Industry Allocation (% of net assets)

Industry Weighting	.
U.S. Government Obligations	19.0%
Health Care	18.2%
Telecommunications	10.6%
Retail	8.0%
Financial Services	6.2%
Food and Beverage	5.8%
Energy and Utilities	5.6%
Broadcasting	4.0%
Other Industry sectors	22.4%
Other Assets and Liabilities (Net)	0.2%

Comstock Capital Value Fund

Semi-Annual Shareholder Report - June 30, 2025

Class AAA - COMVX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

COMVX-25-SATSR

Comstock Capital Value Fund

Class C - CPCCX

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Comstock Capital Value Fund (the Fund) for the period of January 1, 2025 to June 30, 2025. The Fund follows a value oriented strategy and seeks to achieve its investment objective by investing in equity and debt securities, money market instruments, and derivatives. The Fund may invest in, and may shift frequently among, a wide range of asset classes and market sectors. The equity securities in which the Fund invests include common and preferred stock (including convertible preferred stock), warrants, and depository receipts. There is no restriction on the market capitalization of the Fund’s equity securities. The debt securities in which the Fund may invest include: U.S. corporate debt, U.S. government and agency debt, and foreign sovereign and other debt securities (including debt securities from emerging market issuers). You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Comstock Capital Value Fund - Class C	$0	-%

How did the Fund perform?

For the six months ended June 30, 2025, the Comstock Capital Value Fund outperformed its broad-based benchmark, the S&P 500 Index, and its comparative benchmarks, the Bloomberg US Government / Credit Bond Index and the MSCI USA Value Index. Merger & Acquisition activity totaled $2.0 trillion globally in the first half of 2025, a 33% increase year over year. M&A headwinds from recent years have become tailwinds given this administration's views on consolidation and antitrust regulation. Deal volumes are expected to continue to accelerate based on clarity of tariffs and anticipated rate cuts.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	Comstock Capital Value Fund - Class C	Comstock Capital Value Fund - Class C (includes sales charge)	S&P 500 Index	Bloomberg US Government / Credit Bond Index	MSCI USA Value Index
6/15	10,000	10,000	10,000	10,000	10,000
6/16	9,437	9,342	10,399	10,670	10,537
6/17	7,096	6,950	12,260	10,626	12,223
6/18	6,074	5,888	14,022	10,559	13,070
6/19	5,467	5,246	15,483	11,459	14,263
6/20	4,770	4,531	16,646	12,607	13,088
6/21	4,638	4,361	23,436	12,558	18,324
6/22	4,549	4,234	20,947	11,195	17,557
6/23	4,816	4,440	25,051	11,117	19,179
6/24	5,049	4,610	31,203	11,422	22,056
6/25	6,199	5,615	35,934	12,094	24,969

Average Annual Total Returns

	6 months	1 Year	5 Year	10 Year
Comstock Capital Value Fund - Class C	17.30%	22.78%	5.37%	(4.67)%
Comstock Capital Value Fund - Class C (includes sales charge)	16.30%	21.78%	5.37%	(4.67)%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
Bloomberg US Government / Credit Bond Index	3.95%	5.89%	(0.83)%	1.92%
MSCI USA Value Index	6.45%	13.21%	13.79%	9.58%

Fund Statistics

  Total Net Assets$8,564,790
  Number of Portfolio Holdings103
  Portfolio Turnover Rate107%
  Management Fees$(87,868)

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Blueprint Medicines Corp.	5.2%
Kellanova	5.1%
Frontier Communications Parent Inc.	4.0%
Juniper Networks Inc.	3.5%
Amedisys Inc.	3.4%
Skechers USA Inc.	2.9%
SpringWorks Therapeutics Inc.	2.7%
Triumph Group Inc.	2.7%
ALLETE Inc.	2.6%
Paramount Global	2.5%

Portfolio Weighting (% of net assets)

Common Stocks	79.8%
U.S. Government Obligations	19.0%
Closed-End Funds	0.5%
Rights	0.5%
Other Assets and Liabilities (Net)	0.2%

Industry Allocation (% of net assets)

Industry Weighting	.
U.S. Government Obligations	19.0%
Health Care	18.2%
Telecommunications	10.6%
Retail	8.0%
Financial Services	6.2%
Food and Beverage	5.8%
Energy and Utilities	5.6%
Broadcasting	4.0%
Other Industry sectors	22.4%
Other Assets and Liabilities (Net)	0.2%

Comstock Capital Value Fund

Semi-Annual Shareholder Report - June 30, 2025

Class C - CPCCX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

CPCCX-25-SATSR

Comstock Capital Value Fund

Class I - CPCRX

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Comstock Capital Value Fund (the Fund) for the period of January 1, 2025 to June 30, 2025. The Fund follows a value oriented strategy and seeks to achieve its investment objective by investing in equity and debt securities, money market instruments, and derivatives. The Fund may invest in, and may shift frequently among, a wide range of asset classes and market sectors. The equity securities in which the Fund invests include common and preferred stock (including convertible preferred stock), warrants, and depository receipts. There is no restriction on the market capitalization of the Fund’s equity securities. The debt securities in which the Fund may invest include: U.S. corporate debt, U.S. government and agency debt, and foreign sovereign and other debt securities (including debt securities from emerging market issuers). You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Comstock Capital Value Fund - Class I	$0	-%

How did the Fund perform?

For the six months ended June 30, 2025, the Comstock Capital Value Fund outperformed its broad-based benchmark, the S&P 500 Index, and its comparative benchmarks, the Bloomberg US Government / Credit Bond Index and the MSCI USA Value Index. Merger & Acquisition activity totaled $2.0 trillion globally in the first half of 2025, a 33% increase year over year. M&A headwinds from recent years have become tailwinds given this administration's views on consolidation and antitrust regulation. Deal volumes are expected to continue to accelerate based on clarity of tariffs and anticipated rate cuts.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	Comstock Capital Value Fund - Class I	S&P 500 Index	Bloomberg US Government / Credit Bond Index	MSCI USA Value Index
6/15	10,000	10,000	10,000	10,000
6/16	9,537	10,399	10,670	10,537
6/17	7,237	12,260	10,626	12,223
6/18	6,273	14,022	10,559	13,070
6/19	5,694	15,483	11,459	14,263
6/20	5,013	16,646	12,607	13,088
6/21	4,885	23,436	12,558	18,324
6/22	4,821	20,947	11,195	17,557
6/23	5,091	25,051	11,117	19,179
6/24	5,345	31,203	11,422	22,056
6/25	5,961	35,934	12,094	24,969

Average Annual Total Returns

	6 months	1 Year	5 Year	10 Year
Comstock Capital Value Fund - Class I	6.43%	11.53%	3.52%	(5.04)%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
Bloomberg US Government / Credit Bond Index	3.95%	5.89%	(0.83)%	1.92%
MSCI USA Value Index	6.45%	13.21%	13.79%	9.58%

Fund Statistics

  Total Net Assets$8,564,790
  Number of Portfolio Holdings103
  Portfolio Turnover Rate107%
  Management Fees$(87,868)

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Blueprint Medicines Corp.	5.2%
Kellanova	5.1%
Frontier Communications Parent Inc.	4.0%
Juniper Networks Inc.	3.5%
Amedisys Inc.	3.4%
Skechers USA Inc.	2.9%
SpringWorks Therapeutics Inc.	2.7%
Triumph Group Inc.	2.7%
ALLETE Inc.	2.6%
Paramount Global	2.5%

Portfolio Weighting (% of net assets)

Common Stocks	79.8%
U.S. Government Obligations	19.0%
Closed-End Funds	0.5%
Rights	0.5%
Other Assets and Liabilities (Net)	0.2%

Industry Allocation (% of net assets)

Industry Weighting	.
U.S. Government Obligations	19.0%
Health Care	18.2%
Telecommunications	10.6%
Retail	8.0%
Financial Services	6.2%
Food and Beverage	5.8%
Energy and Utilities	5.6%
Broadcasting	4.0%
Other Industry sectors	22.4%
Other Assets and Liabilities (Net)	0.2%

Comstock Capital Value Fund

Semi-Annual Shareholder Report - June 30, 2025

Class I - CPCRX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

CPCRX-25-SATSR

Comstock Capital Value Fund

Class A - DRCVX

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Comstock Capital Value Fund (the Fund) for the period of January 1, 2025 to June 30, 2025. The Fund follows a value oriented strategy and seeks to achieve its investment objective by investing in equity and debt securities, money market instruments, and derivatives. The Fund may invest in, and may shift frequently among, a wide range of asset classes and market sectors. The equity securities in which the Fund invests include common and preferred stock (including convertible preferred stock), warrants, and depository receipts. There is no restriction on the market capitalization of the Fund’s equity securities. The debt securities in which the Fund may invest include: U.S. corporate debt, U.S. government and agency debt, and foreign sovereign and other debt securities (including debt securities from emerging market issuers). You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Comstock Capital Value Fund - Class A	$0	-%

How did the Fund perform?

For the six months ended June 30, 2025, the Comstock Capital Value Fund outperformed its broad-based benchmark, the S&P 500 Index, and its comparative benchmarks, the Bloomberg US Government / Credit Bond Index and the MSCI USA Value Index. Merger & Acquisition activity totaled $2.0 trillion globally in the first half of 2025, a 33% increase year over year. M&A headwinds from recent years have become tailwinds given this administration's views on consolidation and antitrust regulation. Deal volumes are expected to continue to accelerate based on clarity of tariffs and anticipated rate cuts.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	Comstock Capital Value Fund - Class A	Comstock Capital Value Fund - Class A (includes sales charge)	S&P 500 Index	Bloomberg US Government / Credit Bond Index	MSCI USA Value Index
6/15	10,000	10,000	10,000	10,000	10,000
6/16	9,478	8,933	10,399	10,670	10,537
6/17	7,180	6,378	12,260	10,626	12,223
6/18	6,188	5,181	14,022	10,559	13,070
6/19	5,613	4,430	15,483	11,459	14,263
6/20	4,935	3,670	16,646	12,607	13,088
6/21	4,792	3,359	23,436	12,558	18,324
6/22	4,713	3,114	20,947	11,195	17,557
6/23	4,988	3,106	25,051	11,117	19,179
6/24	5,245	3,079	31,203	11,422	22,056
6/25	5,860	3,242	35,934	12,094	24,969

Average Annual Total Returns

	6 months	1 Year	5 Year	10 Year
Comstock Capital Value Fund - Class A	6.68%	11.72%	3.44%	(5.23)%
Comstock Capital Value Fund - Class A (includes sales charge)	0.55%	5.30%	2.22%	(5.79)%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
Bloomberg US Government / Credit Bond Index	3.95%	5.89%	(0.83)%	1.92%
MSCI USA Value Index	6.45%	13.21%	13.79%	9.58%

Fund Statistics

  Total Net Assets$8,564,790
  Number of Portfolio Holdings103
  Portfolio Turnover Rate107%
  Management Fees$(87,868)

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Blueprint Medicines Corp.	5.2%
Kellanova	5.1%
Frontier Communications Parent Inc.	4.0%
Juniper Networks Inc.	3.5%
Amedisys Inc.	3.4%
Skechers USA Inc.	2.9%
SpringWorks Therapeutics Inc.	2.7%
Triumph Group Inc.	2.7%
ALLETE Inc.	2.6%
Paramount Global	2.5%

Portfolio Weighting (% of net assets)

Common Stocks	79.8%
U.S. Government Obligations	19.0%
Closed-End Funds	0.5%
Rights	0.5%
Other Assets and Liabilities (Net)	0.2%

Industry Allocation (% of net assets)

Industry Weighting	.
U.S. Government Obligations	19.0%
Health Care	18.2%
Telecommunications	10.6%
Retail	8.0%
Financial Services	6.2%
Food and Beverage	5.8%
Energy and Utilities	5.6%
Broadcasting	4.0%
Other Industry sectors	22.4%
Other Assets and Liabilities (Net)	0.2%

Comstock Capital Value Fund

Semi-Annual Shareholder Report - June 30, 2025

Class A - DRCVX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

DRCVX-25-SATSR

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The semi-annual financial statements are attached herewith.

Comstock Capital Value Fund

Semiannual Report — June 30, 2025

To Our Shareholders,

For the six months ended June 30, 2025, the net asset value (NAV) total return per Class A Share of the Comstock Capital Value Fund was 6.7% compared with a total return of 6.2% for the Standard & Poor’s (S&P) 500 Index. Other classes of shares are available.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2025.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2025:

Comstock Capital Value Fund

U.S. Government Obligations	19.0%
Health Care	18.2%
Telecommunications	10.6%
Retail	8.0%
Financial Services	6.2%
Food and Beverage	5.8%
Energy and Utilities	5.6%
Broadcasting	4.0%
Aerospace and Defense	3.6%
Hotels and Gaming	2.9%
Business Services	2.7%
Electronics	2.7%
Diversified Industrial	2.7%
Real Estate	2.3%
Computer Software and Services	1.6%
Entertainment	1.1%
Metal and Mining	0.9%
Semiconductors	0.7%
Other	0.5%
Closed-End Funds	0.5%
Automotive: Parts and Accessories	0.2%
Other Assets and Liabilities (Net)	0.2%
100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

Comstock Capital Value Fund

Schedule of Investments — June 30, 2025 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 79.8%
	Aerospace and Defense — 3.6%
2,000	Spirit AeroSystems Holdings Inc., Cl. A†	$64,977	$76,300
9,000	Triumph Group Inc.†	211,823	231,750
		276,800	308,050
	Automotive: Parts and Accessories — 0.2%
1,500	Garrett Motion Inc.	12,720	15,765

	Broadcasting — 4.0%
2,500	Paramount Global, Cl. A	55,273	57,375
12,000	Paramount Global, Cl. B	127,502	154,800
2,093	Sirius XM Holdings Inc.	72,287	48,076
4,750	TEGNA Inc.	82,769	79,610
		337,831	339,861
	Business Services — 2.7%
4,000	Alight Inc., Cl. A	24,864	22,640
20,000	Dun & Bradstreet Holdings Inc.	178,380	181,800
250	McGrath RentCorp.	24,976	28,990
		228,220	233,430
	Computer Software and Services — 1.5%
1,000	Couchbase Inc.†	24,412	24,380
11,000	E2open Parent Holdings Inc.†	35,364	35,530
2,500	Informatica Inc., Cl. A†	59,904	60,875
2,500	TTEC Holdings Inc.†	13,783	12,025
		133,463	132,810
	Diversified Industrial — 2.7%
5,000	Churchill Capital Corp. IX†	51,250	52,600
225	Herc Holdings Inc.	26,516	29,630
4,000	Radius Recycling Inc.	114,791	118,760
1,250	Stratasys Ltd.†	16,038	14,338
500	WillScot Holdings Corp.	14,310	13,700
		222,905	229,028
	Electronics — 2.7%
3,000	FARO Technologies Inc.†	127,271	131,760
1,500	Rogers Corp.†	195,456	102,720
		322,727	234,480
	Energy and Utilities — 5.6%
3,500	ALLETE Inc.	223,027	224,245
2,500	DMC Global Inc.†	21,207	20,150
1,000	Hess Corp.	142,784	138,540
1,750	TXNM Energy Inc.	99,356	98,560
		486,374	481,495
	Entertainment — 1.1%
3,000	International Game Technology plc	53,448	47,430
Shares		Cost	Market Value
400	Liberty Media Corp.-Liberty Live, Cl. C†	$12,877	$32,464
750	Manchester United plc, Cl. A†	13,752	13,357
1,000	WideOpenWest Inc.†	4,729	4,060
		84,806	97,311
	Financial Services — 6.1%
15,000	AvidXchange Holdings Inc.†	146,180	146,850
1,000	Cannae Holdings Inc.	17,805	20,850
2,500	Cantaloupe Inc.†	27,368	27,475
250	Enstar Group Ltd.†	80,507	84,090
6,500	GSR III Acquisition Corp.†	62,631	70,135
2,500	NET Lease Office Properties, REIT†	65,015	81,375
8,500	Soulpower Acquisition Corp.†	85,000	87,890
		484,506	518,665
	Food and Beverage — 5.8%
5,500	Kellanova	443,983	437,415
1,750	Lifeway Foods Inc.†	39,206	43,137
500	SpartanNash Co.	13,209	13,245
		496,398	493,797
	Health Care — 17.9%
3,000	Amedisys Inc.†	277,728	295,170
3,500	Blueprint Medicines Corp.†	447,328	448,630
6,500	Cross Country Healthcare Inc.†	117,519	84,825
1,000	CureVac NV†	5,300	5,430
14,000	Cyteir Therapeutics Inc., Escrow†(a)	0	0
9,000	Inozyme Pharma Inc.†	35,599	36,000
3,000	iTeos Therapeutics Inc.†	30,015	29,910
3,500	Sage Therapeutics Inc.†	31,795	31,920
5,000	SpringWorks Therapeutics Inc.†	228,388	234,950
2,500	Surgery Partners Inc.†	55,675	55,575
3,250	SurModics Inc.†	118,633	96,558
4,000	Third Harmonic Bio Inc.†	20,455	21,720
4,500	Verve Therapeutics Inc.†	49,613	50,535
17,500	Vigil Neuroscience Inc.†	138,175	139,125
		1,556,223	1,530,348
	Hotels and Gaming — 2.9%
1,500	Atlanta Braves Holdings Inc., Cl. C†	47,569	70,155
6,500	Everi Holdings Inc.†	84,107	92,560
7,000	PlayAGS Inc.†	80,447	87,430
		212,123	250,145
	Metal and Mining — 0.9%
6,500	MAC Copper Ltd.†	78,473	78,585

See accompanying notes to financial statements.

Comstock Capital Value Fund

Schedule of Investments (Continued) — June 30, 2025 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Other — 0.5%
2,000	NV5 Global Inc.†	$44,085	$46,180

	Real Estate — 2.3%
13,000	Copper Property CTL Pass Through Trust	139,960	161,070
9,000	Seritage Growth Properties, Cl. A†	83,943	27,720
750	Star Holdings†	12,633	5,858
		236,536	194,648
	Retail — 8.0%
3,000	Albertsons Companies Inc., Cl. A	60,635	64,530
5,500	Foot Locker Inc.†	130,186	134,750
250	GMS Inc.†	24,711	27,187
4,000	Skechers USA Inc., Cl. A†	246,816	252,400
18,000	Walgreens Boots Alliance Inc.	204,116	206,640
		666,464	685,507
	Semiconductors — 0.7%
750	Silicon Motion Technology Corp., ADR	36,936	56,378

	Telecommunications — 10.6%
500	Anterix Inc.†	12,870	12,825
9,500	Frontier Communications Parent Inc.†	335,152	345,800
7,500	Juniper Networks Inc.	282,454	299,475
24,000	SatixFy Communications Ltd.†	62,845	70,320
2,750	Telephone and Data Systems Inc.	75,199	97,845
1,250	United States Cellular Corp.†	70,937	79,962
		839,457	906,227
	TOTAL COMMON STOCKS	6,757,047	6,832,710

	CLOSED-END FUNDS — 0.5%
30,000	Altaba Inc., Escrow†	27,916	40,500

	RIGHTS — 0.5%
	Business Services — 0.0%
2,000	Resolute Forest Products Inc., CVR†	0	3,000

	Computer Software and Services — 0.1%
1,000	Gen Digital Inc., CVR†	0	8,160

	Financial Services — 0.1%
929	GSR III Acquisition Corp., expire 11/08/29†	2,369	6,379
Shares		Cost	Market Value
375	Pershing Square Tontine Holdings Ltd., expire 09/29/33†	$0	$113
		2,369	6,492
	Health Care — 0.3%
500	ABIOMED Inc., CVR†	0	800
6,000	Akouos Inc., CVR†	0	3,000
1,000	Albireo Pharma Inc., CVR†	0	2,250
2,500	Alimera Sciences Inc., CVR†	0	25
16,500	Checkpoint Therapeutics Inc., CVR†	0	1,650
3,000	Chinook Therapeutics Inc., CVR†	0	600
1,050	CinCor Pharma Inc., CVR†	0	3,150
10,000	Concert Pharmaceuticals Inc., CVR†	0	3,000
5,000	Epizyme Inc., CVR†	0	100
2,250	Fusion Pharmaceuticals Inc., CVR†	0	1,125
7,500	Gracell Biotechnologies Inc., CVR†	0	300
6,500	Icosavax Inc., CVR†	0	1,950
1,750	Mirati Therapeutics Inc., CVR†	0	875
500	Opiant Pharmaceuticals Inc., CVR†	0	250
1,000	Optinose Inc., CVR†	0	500
22,000	Paragon 28 Inc., CVR†	0	1,100
6,500	Paratek Pharmaceuticals Inc., CVR†	0	130
9,500	Regulus Therapeutics Inc, CVR†	0	9,500
		0	30,305
	TOTAL RIGHTS	2,369	47,957

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 19.0%
$1,635,000	U.S. Treasury Bills, 4.203% to 4.332%††, 07/17/25 to 09/18/25	1,625,701	1,625,678

	TOTAL INVESTMENTS — 99.8%	$8,413,033	8,546,845

	Other Assets and Liabilities (Net) — 0.2%		17,945

	NET ASSETS — 100.0%		$8,564,790

See accompanying notes to financial statements.

Comstock Capital Value Fund

Schedule of Investments (Continued) — June 30, 2025 (Unaudited)

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt
CVR	Contingent Value Right
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

Comstock Capital Value Fund

Statement of Assets and Liabilities

June 30, 2025 (Unaudited)

Assets:
Investments, at value (cost $8,413,033)	$8,546,845
Cash	74,065
Receivable for investments sold	57,767
Receivable for Fund shares sold	50,062
Receivable from Adviser	21,751
Dividends receivable	1,753
Prepaid expenses	128
Total Assets	8,752,371
Liabilities:
Payable for investments purchased	109,197
Payable for Fund shares redeemed	12
Payable for investment advisory fees	6,809
Payable for distribution fees	365
Payable for legal and audit fees	33,074
Payable for shareholder communications	20,521
Other accrued expenses	17,603
Total Liabilities	187,581
Net Assets
(applicable to 1,930,458 shares outstanding)	$8,564,790

Net Assets Consist of:
Paid-in capital	$141,233,363
Total accumulated loss	(132,668,573)
Net Assets	$8,564,790

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($831,429 ÷ 192,535 shares outstanding; 25,000,000 shares authorized)	$4.32
Class A:
Net Asset Value and redemption price per share ($1,019,050 ÷ 236,644 shares outstanding; 25,000,000 shares authorized)	$4.31
Maximum offering price per share (NAV ÷ 0.9405, based on maximum sales charge of 5.95% of the offering price)	$4.58
Class C:
Net Asset Value and offering price per share ($12 ÷ 3 shares outstanding; 25,000,000 shares authorized)	$4.00	(a)
Class I:
Net Asset Value, offering, and redemption price per share ($6,714,299 ÷ 1,501,276 shares outstanding; 25,000,000 shares authorized)	$4.47

(a)	Redemption price varies based on the length of time held.

See accompanying notes to financial statements.

Comstock Capital Value Fund

Statement of Operations

	For the Six Months Ended June 30, 2025 (Unaudited)	For the Period May 1, 2024 to December 31, 2024
Investment Income:
Dividends (net of foreign withholding taxes of $33 and $265)	$38,746	$45,891
Interest	31,828	40,295
Total Investment Income	70,574	86,186
Expenses:
Investment advisory fees	37,918	44,861
Distribution fees - Class AAA	546	447
Distribution fees - Class A	1,237	1,742
Distribution fees - Class C	12	29
Shareholder communications expenses	24,399	36,562
Legal and audit fees	24,239	70,259
Directors’ fees	12,000	18,500
Shareholder services fees	9,959	15,163
Custodian fees	8,051	16,977
Registration expenses	3,075	5,700
Interest expense	—	37
Miscellaneous expenses	5,909	21,288
Total Expenses	127,345	231,565
Less:
Expense reimbursements (See Note 1)	(125,786)	(229,561)
Expenses paid indirectly by broker (See Note 6)	(691)	(1,404)
Custodian fee credits	(863)	(559)
Total Reimbursements and Credits	(127,340)	(231,524)
Net Expenses	5	41
Net Investment Income	70,569	86,145

Net Realized and Unrealized Gain on Investments:
Net realized gain on investments	214,777	41,165
Net change in unrealized appreciation/depreciation:
on investments	203,900	197,023
Net Realized and Unrealized Gain on Investments	418,677	238,188
Net Increase in Net Assets Resulting from Operations	$489,246	$324,333

See accompanying notes to financial statements.

Comstock Capital Value Fund

Statement of Changes in Net Assets

	For the Six Months Ended June 30, 2025 (Unaudited)	For the Period May 1, 2024 to December 31, 2024	Fiscal Year Ended April 30, 2024
Operations:
Net investment income	$70,569	$86,145	$147,339
Net realized gain on investments and foreign currency transactions	214,777	41,165	267,385
Net change in unrealized appreciation/depreciation on investments	203,900	197,023	(117,345)
Net Increase in Net Assets Resulting from Operations	489,246	324,333	297,379

Distributions to Shareholders:
Accumulated earnings
Class AAA	—	(7,223)	(4,478)
Class A	—	(20,944)	(18,584)
Class C	—	(91)	(218)
Class I	—	(119,629)	(78,816)
Total Distributions to Shareholders	—	(147,887)	(102,096)

Capital Stock Transactions:
Proceeds from shares issued
Class AAA	586,556	120,192	107,161
Class A	10,256	10,105	10,777
Class C	11	—	—
Class I	380,000	610,000	1,278,238
Total proceeds from shares issued	976,823	740,297	1,396,176

Proceeds from reinvestment of distributions
Class AAA	—	7,137	4,411
Class A	—	10,083	9,924
Class C	—	91	218
Class I	—	117,074	76,762
Total proceeds from reinvestment of distributions	—	134,385	91,315

Cost of shares redeemed
Class AAA	(130,044)	(50,938)	(113,904)
Class A	(49,524)	(97,214)	(177,787)
Class C	(3,787)	(2,687)	(4,824)
Class I	(20,319)	(5,194)	(145,898)
Total cost of shares redeemed	(203,674)	(156,033)	(442,413)

Net Increase in Net Assets from Capital Stock Transactions	773,149	718,649	1,045,078

Redemption Fees	23	—	—

Net Increase in Net Assets	1,262,418	895,095	1,240,361

Net Assets:
Beginning of year	7,302,372	6,407,277	5,166,916
End of period	$8,564,790	$7,302,372	$6,407,277

See accompanying notes to financial statements.

Comstock Capital Value Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations				Distributions						Ratios to Average Net Assets/Supplemental Data
Period Ended*	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Net Investment Income	Total Distributions	Redemption Fees(a)		Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)		Net Investment Income (Loss)		Operating Expenses Before Reimbursement		Operating Expenses Net of Reimbursement		Portfolio Turnover Rate
Class AAA
2025(b)	$4.06	$0.04	$0.22		$0.26	$—	$—	$0.00	(c)	$4.32	6.40%	$832		1.87	%(d)	3.56	%(d)	0.00	%(d)(e)(f)(g)	107%
2024(h)	3.94	0.05	0.16		0.21	(0.09)	(0.09)	—		4.06	5.23	344		1.91	(d)	5.36	(d)	0.00	(d)(e)(f)(g)(i)	133
2024	3.81	0.10	0.10		0.20	(0.07)	(0.07)	—		3.94	5.17	262		2.44		3.56		0.00	(e)(f)(g)	271
2023	3.66	0.07	0.08		0.15	—	—	—		3.81	4.10	255		1.94		4.05		0.00	(e)(f)(g)	265
2022	3.70	(0.07)	0.03		(0.04)	—	—	—		3.66	(1.08)	190		(1.82)		4.93		1.95	(f)(g)(i)	243
2021	3.81	(0.11)	(0.00	)(j)	(0.11)	—	—	0.00	(c)	3.70	(2.89)	208		(3.00)		4.12		3.12	(g)	0	(k)
2020	4.31	(0.15)	(0.35)		(0.50)	—	—	0.00	(c)	3.81	(11.60)	245		(3.60)		7.49		5.80	(f)(i)(l)(m)	79
Class A
2025(b)	$4.04	$0.04	$0.23		$0.27	$—	$—	$0.00	(c)	$4.31	6.68%	$1,019		1.86	%(d)	3.56	%(d)	0.00	%(d)(e)(f)(g)	107%
2024(h)	3.93	0.05	0.15		0.20	(0.09)	(0.09)	—		4.04	4.99	995		1.91	(d)	5.36	(d)	0.00	(d)(e)(f)(g)(i)	133
2024	3.80	0.09	0.11		0.20	(0.07)	(0.07)	—		3.93	5.19	1,041		2.43		3.56		0.00	(e)(f)(g)	271
2023	3.65	0.09	0.06		0.15	—	—	—		3.80	4.11	1,162		2.39		4.05		0.00	(e)(f)(g)	265
2022	3.69	(0.07)	0.03		(0.04)	—	—	—		3.65	(1.08)	1,193		(1.95)		4.93		2.07	(f)(g)(i)	243
2021	3.80	(0.11)	(0.00	)(j)	(0.11)	—	—	0.00	(c)	3.69	(2.89)	1,554		(3.00)		4.12		3.12	(g)	0	(k)
2020	4.29	(0.16)	(0.33)		(0.49)	—	—	0.00	(c)	3.80	(11.42)	1,715		(3.89)		7.74		6.05	(f)(i)(l)(m)	79
Class C
2025(b)	$3.41	$0.03	$0.56		$0.59	$—	$—	$0.00	(c)	$4.00	17.30%	$0	(n)	1.56	%(d)	4.31	%(d)	—	%(d)(f)(g)	107%
2024(h)	3.33	0.04	0.13		0.17	(0.09)	(0.09)	—		3.41	4.98	4		1.90	(d)	6.10	(d)	0.00	(d)(e)(f)(g)(i)	133
2024	3.23	0.08	0.09		0.17	(0.07)	(0.07)	—		3.33	5.17	6		2.43		4.31		0.00	(e)(f)(g)	271
2023	3.10	0.09	0.04		0.13	—	—	—		3.23	4.19	10		2.96		4.80		0.00	(e)(f)(g)	265
2022	3.15	(0.07)	0.02		(0.05)	—	—	—		3.10	(1.59)	35		(2.38)		5.68		2.50	(f)(g)(i)	243
2021	3.24	(0.09)	(0.00	)(j)	(0.09)	—	—	0.00	(c)	3.15	(2.78)	49		(3.73)		4.87		3.87	(g)	0	(k)
2020	3.69	(0.14)	(0.31)		(0.45)	—	—	0.00	(c)	3.24	(12.20)	330		(3.90)		7.81		6.12	(f)(i)(l)(m)	79
Class I
2025(b)	$4.20	$0.04	$0.23		$0.27	$—	$—	$0.00	(c)	$4.47	6.43%	$6,714		1.86	%(d)	3.31	%(d)	0.00	%(d)(e)(f)(g)	107%
2024(h)	4.08	0.05	0.16		0.21	(0.09)	(0.09)	—		4.20	5.05	5,959		1.92	(d)	5.11	(d)	0.00	(d)(e)(f)(g)(i)	133
2024	3.95	0.10	0.10		0.20	(0.07)	(0.07)	—		4.08	4.99	5,098		2.44		3.31		0.00	(e)(f)(g)	271
2023	3.79	0.08	0.08		0.16	—	—	—		3.95	4.22	3,740		2.10		3.80		0.00	(e)(f)(g)	265
2022	3.82	(0.05)	0.02		(0.03)	—	—	—		3.79	(0.79)	2,737		(1.43)		4.68		1.58	(f)(g)(i)	243
2021	3.92	(0.10)	(0.00	)(j)	(0.10)	—	—	0.00	(c)	3.82	(2.55)	1,987		(2.75)		3.87		2.87	(g)	0	(k)
2020	4.42	(0.11)	(0.39)		(0.50)	—	—	0.00	(c)	3.92	(11.31)	2,263		(2.65)		6.51		4.82	(f)(i)(l)(m)	79

*	For 2020 through 2024 the Fund had a fiscal year end of April 30. In August of 2024, the Fund changed fiscal year end from April to December. 2024(h) is for the period May 1, 2024 to December 31, 2024.
†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	For the six months ended June 30, 2025, unaudited.
(c)	Amount represents less than $0.005 per share.
(d)	Annualized.
(e)	Amount represents less than 0.005%.
(f)	The Fund received credits from a designated broker who agreed to pay certain Fund expenses. For the six months ended June 30, 2025, the period May 1, 2024 to December 31, 2024, and the years ended April 30, 2024, 2023, 2022, and 2020, if credits had not been received, the expense ratios would have been 0.02%, 0.03%, 0.02%, 0.01%, 1.96%, and 5.81% (Class AAA), 0.02%, 0.03%, 0.02%, 0.01%, 2.08%, and 6.06% (Class A), 0.02%, 0.03%, 0.02%, 0.01%, 2.51%, and 6.13% (Class C), and 0.02%, 0.03%, 0.02%, 0.01%, 1.59%, and 4.83% (Class I). For the year ended April 30, 2021, the Fund did not receive any credits from the designated broker.
(g)	For the six months ended June 30, 2025, the period May 1, 2024 to December 31, 2024, and the years ended April 30, 2024, 2023, 2022, and 2021, the Adviser reimbursed and/or waived expenses of $125,786, $229,561, $202,406, $174,961, $114,019, and $40,792, respectively.
(h)	For the eight months ended December 31, 2024.

See accompanying notes to financial statements.

Comstock Capital Value Fund

Financial Highlights (Continued)

(i)	The Fund incurred interest expense during the period May 1, 2024 to December 31, 2024, and the years ended April 30, 2022 and 2020. For the year ended April 30, 2022, if interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.94% (Class AAA), 2.06% (Class A), 2.49% (Class C), and 1.57% (Class I). For the period May 1, 2024 to December 31, 2024 and the year ended April 30, 2020, the effect of interest expense was minimal.
(j)	Amount represents greater than $(0.005) per share.
(k)	Amount represents less than 0.5%.
(l)	The Fund incurred dividend expense and service fees on securities sold short. If these expenses and fees had not been incurred, the ratios of operating expenses to average net assets for the year ended April 30, 2020 would have been 5.36% (Class AAA), 5.64% (Class A), 5.68% (Class C), and 4.38% (Class I).
(m)	During the fiscal year ended April 30, 2020, the Adviser directly paid legal fees on behalf of the Fund. If the Fund had paid these expenses, the expense ratios for that period would have been 7.48% (Class AAA), 7.73% (Class A), 7.80% (Class C), and 6.50% (Class I).
(n)	Amount represents less than $1,000.

See accompanying notes to financial statements.

Comstock Capital Value Fund

Notes to Financial Statements (Unaudited)

1. Organization. Comstock Capital Value Fund (the Fund) is the sole series of the Comstock Funds, Inc. (the Company). The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund seeks to maximize total return, consisting of capital appreciation and current income.

Gabelli Funds, LLC (the Adviser), with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Fund. The Adviser makes investment decisions for the Fund and continuously reviews and administers the Fund’s investment program and manages the operations of the Fund under the general supervision of the Company’s Board of Directors (the Board).

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. The Board has designated the Adviser as the valuation designee under Rule 2a-5. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the security’s fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one of more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

Comstock Capital Value Fund

Notes to Financial Statements (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — unadjusted quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2025 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs (a)	Total Market Value at 06/30/25
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Health Care	$1,530,348	—	$0	$1,530,348
Other Industries (b)	5,302,362	—	—	5,302,362
Total Common Stocks	6,832,710	—	0	6,832,710
Closed-End Funds	—	$40,500	—	40,500
Rights (b)	14,539	33,418	—	47,957
U.S. Government Obligations	—	1,625,678	—	1,625,678
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$6,847,249	$1,699,596	$0	$8,546,845

(a)	The inputs for this security are not readily available and are derived based on the judgment of the Adviser according to procedures approved by the Board.
(b)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

At June 30, 2025, the total value of Level 3 investments for the Fund was less than 1% of total net assets.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available,

Comstock Capital Value Fund

Notes to Financial Statements (Unaudited) (Continued)

such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Custodian Fee Credits and Interest Expense. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee of 110% of the 90 day U.S. Treasury Bill rate on outstanding balances. This amount, if any, would be included in the Statement of Operations.

Distributions to Shareholders. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the net asset value (NAV) per share of the Fund.

Comstock Capital Value Fund

Notes to Financial Statements (Unaudited) (Continued)

The tax character of distributions paid during the fiscal period ended December 31, 2024 and the year ended April 30, 2024 was as follows.

	For the Period May 1, 2024 to December 31, 2024	Fiscal Year Ended April 30, 2024
Distributions paid from:
Ordinary income	$147,887	$102,096
Total distributions paid	$147,887	$102,096

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At December 31, 2024, the Fund had net capital loss carryforwards for federal income tax purposes which are available to reduce future required distributions of net capital gains to shareholders. The Fund is permitted to carry capital losses forward for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses.

Short term capital loss carryforward with no expiration	$74,289,192
Long term capital loss carryforward with no expiration	58,882,173
Total capital loss carryforwards	$133,171,365

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2025:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$8,419,564	$398,052	$(270,771)	$127,281

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended June 30, 2025, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2025, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the

Comstock Capital Value Fund

Notes to Financial Statements (Unaudited) (Continued)

Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Adviser has contractually agreed to waive its investment advisory fee and/or reimburse expenses to the extent necessary to maintain the total operating expenses (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) until at least August 28, 2025 at no more than an annual rate of 0.00% for all classes of shares, on the first $25 million in Fund net assets. For the six months ended June 30, 2025, the Adviser reimbursed the Fund in the amount of $125,786.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2025, other than short term securities and U.S. Government obligations, aggregated $7,652,280 and $6,604,239, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2025, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $691.

During the six months ended June 30, 2025, the Distributor retained a total of $7,788 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

7. Line of Credit. The Fund participates in an unsecured and uncommitted line of credit, which expires on June 25, 2026 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the bank for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. During the six months ended June 30, 2025, there were no borrowings outstanding under the line of credit.

8. Capital Stock. Effective November 24, 2021, the Fund reopened its shares for sale. Class AAA and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

Comstock Capital Value Fund

Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of capital stock were as follows:

	For the Six Months Ended June 30, 2025 (Unaudited)	For the Period May 1, 2024 to December 31, 2024	Fiscal Year Ended April 30, 2024
	Shares	Shares	Shares
Class AAA
Shares sold	139,161	29,356	27,445
Shares issued upon reinvestment of distributions	—	1,762	1,111
Shares redeemed	(31,560)	(12,599)	(28,931)
Net increase/(decrease)	107,601	18,519	(375)
Class A
Shares sold	2,464	2,552	2,717
Shares issued upon reinvestment of distributions	—	2,496	2,506
Shares redeemed	(11,997)	(23,792)	(45,903)
Net (decrease)	(9,533)	(18,744)	(40,680)
Class C
Shares sold	3	—	—
Shares issued upon reinvestment of distributions	—	27	65
Shares redeemed	(1,080)	(800)	(1,431)
Net (decrease)	(1,077)	(773)	(1,366)
Class I
Shares sold	86,980	142,052	319,713
Shares issued upon reinvestment of distributions	—	27,941	18,677
Shares redeemed	(4,682)	(1,253)	(36,043)
Net increase	82,298	168,740	302,347

ReFlow Services, LLC The Fund may participate in the ReFlow Services, LLC liquidity program (ReFlow), which is designed to provide an alternative liquidity source for funds experiencing redemptions. To pay cash to shareholders who redeem their shares on a given day, a fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money. ReFlow provides participating funds with another source of cash by standing ready to purchase shares from a fund up to the amount of the fund’s net redemptions on a given day, cumulatively limited to 3% of the outstanding voting shares of a fund. ReFlow generally redeems those shares (in cash or in-kind) when the Fund experiences net sales, at the end of a maximum holding period determined by ReFlow, at other times at ReFlow’s discretion, or at the direction of the participating fund. In return for this service, a participating fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds. This fee, if any, is shown in the Statement of Operations.

During the six months ended June 30, 2025 the Fund did not utilize ReFlow.

9. Significant Shareholder. As of June 30, 2025, 62.1% of the Fund was beneficially owned by the Adviser and its affiliates, including managed accounts for which the affiliates of the Adviser have voting control but disclaim pecuniary interest.

Comstock Capital Value Fund

Notes to Financial Statements (Unaudited) (Continued)

10. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Segment Reporting. The Fund’s Principal Executive Officer and Principal Financial Officer act as the Fund’s chief operating decision maker (CODM), as defined in Topic 280, assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is guided by the Fund’s investment objective and principal investment strategies, and executed by the Fund’s portfolio management team, comprised of investment professionals employed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s Schedule of Investments, Statements of Operations and Changes in Net Assets and Financial Highlights.

12. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Gabelli Funds and Your Personal Privacy

Who are we?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc., a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

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t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily
by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS
Anthony S. Colavita
Attorney,
Anthony S. Colavita, P.C.

Vincent D. Enright
Former Senior Vice President
and Chief Financial Officer,
KeySpan Corp.

Werner J. Roeder
Former Medical Director,
Lawrence Hospital

OFFICERS
John C. Ball
President, Treasurer, Principal
Financial and Accounting Officer

Peter Goldstein
Secretary and Vice President

Richard J. Walz
Chief Compliance Officer

DISTRIBUTOR
G.distributors, LLC

CUSTODIAN
The Bank of New York Mellon

TRANSFER AGENT, AND
DIVIDEND DISBURSING
AGENT
SS&C Global Investor and
Distribution Solutions, Inc.

LEGAL COUNSEL
Paul Hastings LLP

This report is submitted for the general information of the shareholders of the Comstock Capital Value Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GABCOJUN25SAR

GABELLI FUNDS

# COMSTOCK CAPITAL VALUE FUND

*Semiannual Report*
*June 30, 2025*

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are attached herewith.

Comstock Capital Value Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations				Distributions						Ratios to Average Net Assets/Supplemental Data
Period Ended*	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Net Investment Income	Total Distributions	Redemption Fees(a)		Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)		Net Investment Income (Loss)		Operating Expenses Before Reimbursement		Operating Expenses Net of Reimbursement		Portfolio Turnover Rate
Class AAA
2025(b)	$4.06	$0.04	$0.22		$0.26	$—	$—	$0.00	(c)	$4.32	6.40%	$832		1.87	%(d)	3.56	%(d)	0.00	%(d)(e)(f)(g)	107%
2024(h)	3.94	0.05	0.16		0.21	(0.09)	(0.09)	—		4.06	5.23	344		1.91	(d)	5.36	(d)	0.00	(d)(e)(f)(g)(i)	133
2024	3.81	0.10	0.10		0.20	(0.07)	(0.07)	—		3.94	5.17	262		2.44		3.56		0.00	(e)(f)(g)	271
2023	3.66	0.07	0.08		0.15	—	—	—		3.81	4.10	255		1.94		4.05		0.00	(e)(f)(g)	265
2022	3.70	(0.07)	0.03		(0.04)	—	—	—		3.66	(1.08)	190		(1.82)		4.93		1.95	(f)(g)(i)	243
2021	3.81	(0.11)	(0.00	)(j)	(0.11)	—	—	0.00	(c)	3.70	(2.89)	208		(3.00)		4.12		3.12	(g)	0	(k)
2020	4.31	(0.15)	(0.35)		(0.50)	—	—	0.00	(c)	3.81	(11.60)	245		(3.60)		7.49		5.80	(f)(i)(l)(m)	79
Class A
2025(b)	$4.04	$0.04	$0.23		$0.27	$—	$—	$0.00	(c)	$4.31	6.68%	$1,019		1.86	%(d)	3.56	%(d)	0.00	%(d)(e)(f)(g)	107%
2024(h)	3.93	0.05	0.15		0.20	(0.09)	(0.09)	—		4.04	4.99	995		1.91	(d)	5.36	(d)	0.00	(d)(e)(f)(g)(i)	133
2024	3.80	0.09	0.11		0.20	(0.07)	(0.07)	—		3.93	5.19	1,041		2.43		3.56		0.00	(e)(f)(g)	271
2023	3.65	0.09	0.06		0.15	—	—	—		3.80	4.11	1,162		2.39		4.05		0.00	(e)(f)(g)	265
2022	3.69	(0.07)	0.03		(0.04)	—	—	—		3.65	(1.08)	1,193		(1.95)		4.93		2.07	(f)(g)(i)	243
2021	3.80	(0.11)	(0.00	)(j)	(0.11)	—	—	0.00	(c)	3.69	(2.89)	1,554		(3.00)		4.12		3.12	(g)	0	(k)
2020	4.29	(0.16)	(0.33)		(0.49)	—	—	0.00	(c)	3.80	(11.42)	1,715		(3.89)		7.74		6.05	(f)(i)(l)(m)	79
Class C
2025(b)	$3.41	$0.03	$0.56		$0.59	$—	$—	$0.00	(c)	$4.00	17.30%	$0	(n)	1.56	%(d)	4.31	%(d)	—	%(d)(f)(g)	107%
2024(h)	3.33	0.04	0.13		0.17	(0.09)	(0.09)	—		3.41	4.98	4		1.90	(d)	6.10	(d)	0.00	(d)(e)(f)(g)(i)	133
2024	3.23	0.08	0.09		0.17	(0.07)	(0.07)	—		3.33	5.17	6		2.43		4.31		0.00	(e)(f)(g)	271
2023	3.10	0.09	0.04		0.13	—	—	—		3.23	4.19	10		2.96		4.80		0.00	(e)(f)(g)	265
2022	3.15	(0.07)	0.02		(0.05)	—	—	—		3.10	(1.59)	35		(2.38)		5.68		2.50	(f)(g)(i)	243
2021	3.24	(0.09)	(0.00	)(j)	(0.09)	—	—	0.00	(c)	3.15	(2.78)	49		(3.73)		4.87		3.87	(g)	0	(k)
2020	3.69	(0.14)	(0.31)		(0.45)	—	—	0.00	(c)	3.24	(12.20)	330		(3.90)		7.81		6.12	(f)(i)(l)(m)	79
Class I
2025(b)	$4.20	$0.04	$0.23		$0.27	$—	$—	$0.00	(c)	$4.47	6.43%	$6,714		1.86	%(d)	3.31	%(d)	0.00	%(d)(e)(f)(g)	107%
2024(h)	4.08	0.05	0.16		0.21	(0.09)	(0.09)	—		4.20	5.05	5,959		1.92	(d)	5.11	(d)	0.00	(d)(e)(f)(g)(i)	133
2024	3.95	0.10	0.10		0.20	(0.07)	(0.07)	—		4.08	4.99	5,098		2.44		3.31		0.00	(e)(f)(g)	271
2023	3.79	0.08	0.08		0.16	—	—	—		3.95	4.22	3,740		2.10		3.80		0.00	(e)(f)(g)	265
2022	3.82	(0.05)	0.02		(0.03)	—	—	—		3.79	(0.79)	2,737		(1.43)		4.68		1.58	(f)(g)(i)	243
2021	3.92	(0.10)	(0.00	)(j)	(0.10)	—	—	0.00	(c)	3.82	(2.55)	1,987		(2.75)		3.87		2.87	(g)	0	(k)
2020	4.42	(0.11)	(0.39)		(0.50)	—	—	0.00	(c)	3.92	(11.31)	2,263		(2.65)		6.51		4.82	(f)(i)(l)(m)	79

*	For 2020 through 2024 the Fund had a fiscal year end of April 30. In August of 2024, the Fund changed fiscal year end from April to December. 2024(h) is for the period May 1, 2024 to December 31, 2024.
†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	For the six months ended June 30, 2025, unaudited.
(c)	Amount represents less than $0.005 per share.
(d)	Annualized.
(e)	Amount represents less than 0.005%.
(f)	The Fund received credits from a designated broker who agreed to pay certain Fund expenses. For the six months ended June 30, 2025, the period May 1, 2024 to December 31, 2024, and the years ended April 30, 2024, 2023, 2022, and 2020, if credits had not been received, the expense ratios would have been 0.02%, 0.03%, 0.02%, 0.01%, 1.96%, and 5.81% (Class AAA), 0.02%, 0.03%, 0.02%, 0.01%, 2.08%, and 6.06% (Class A), 0.02%, 0.03%, 0.02%, 0.01%, 2.51%, and 6.13% (Class C), and 0.02%, 0.03%, 0.02%, 0.01%, 1.59%, and 4.83% (Class I). For the year ended April 30, 2021, the Fund did not receive any credits from the designated broker.
(g)	For the six months ended June 30, 2025, the period May 1, 2024 to December 31, 2024, and the years ended April 30, 2024, 2023, 2022, and 2021, the Adviser reimbursed and/or waived expenses of $125,786, $229,561, $202,406, $174,961, $114,019, and $40,792, respectively.
(h)	For the eight months ended December 31, 2024.

See accompanying notes to financial statements.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Unless the following information is disclosed as part of the financial statements included in Item 7, an open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must disclose the aggregate remuneration paid by the company during the period covered by the report to:

(1)	All directors and all members of any advisory board for regular compensation;

Anthony S. Colavita	$4,000
Vincent D. Enright	$4,500
Werner J. Roeder	$3,500

(2)	Each director and each member of an advisory board for special compensation; $0

(3)	All officers; $0 and

(4)	Each person of whom any officer or director of the Fund is an affiliated person. $0

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Comstock Funds, Inc.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 4, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 4, 2025

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	September 4, 2025

*	Print the name and title of each signing officer under his or her signature.